Interest bearing loans and borrowings1 - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021
Secured Loan from Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.35%
Borrowings repayment term	1 year
Percentage of equity and preference share capital pledged	51.00%
Unsecured Loan from Related Party [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%
Secured Buyers Suppliers Credit [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	12 month Libor plus 40 bps
Bottom of range [Member] | Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%
Borrowings repayment term	30 days
Bottom of range [Member] | Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Acceptances Discount Rate	2.23%
Acceptences Maturity Term	3 months
Bottom of range [Member] | Secured Buyers Suppliers Credit [Member]
Disclosure of detailed information about borrowings [line items]
Acceptences Maturity Term	3 months
Top of range [Member] | Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.75%
Borrowings repayment term	365 days
Top of range [Member] | Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Acceptances Discount Rate	5.90%
Acceptences Maturity Term	12 months
Top of range [Member] | Secured Buyers Suppliers Credit [Member]
Disclosure of detailed information about borrowings [line items]
Acceptences Maturity Term	12 months